Loans and Allowance for Loan Losses - Classes of loans (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	$ 187,477,065	$ 195,988,766
Less Net deferred loan fees	21,667	29,293
Less Allowance for loan losses	3,007,395	2,919,594
Net loans	184,448,003	193,039,879
Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	136,666,343	140,691,759
Real estate loans | Residential 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	45,311,103	47,395,344
Real estate loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	41,477,480	40,381,680
Real estate loans | Agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	38,271,758	41,223,190
Real estate loans | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	11,606,002	11,691,545
Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	21,617,744	25,453,058
Agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	14,649,622	16,102,856
Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	$ 14,543,356	$ 13,741,093